UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Cash and cash equivalents	$ 77,941,371	$ 14,376,523	$ 0
Financial investments	170,354,049	0
Related party receivables	205,358	220,000	0
Related party loan	81,638,146	0
Derivative financial instruments		0	45,438
Other current assets	2,974,478	6,274,397	4,110
Total current assets	333,113,402	20,870,920	49,548
Property, plant & equipment, net	418,721	0
Capitalized software, net	0	699,753	23,443
Total assets	333,532,123	21,570,673	72,991
Current:
Accounts payable	2,963,007	877,641	846,988
Related party payables	14,394,340	8,642,340	0
Derivative financial instruments	6,982,500	32,226	0
Other payables	3,677,865	616,156	199,278
Total current liabilities	28,017,712	10,168,363	1,046,266
Other noncurrent payables	838,845	702,921	40,578
Total liabilities	28,856,557	10,871,284	1,086,844
STOCKHOLDERS' EQUITY
Common stock value	266,371	220,000
Net parent investment		10,731,615	(1,059,291)
Additional paid-in capital	501,363,454	53,489,579
Accumulated deficit	(196,954,259)	(42,977,964)
Accumulated other comprehensive income/(loss)	0	(32,226)	45,438
Total stockholders' equity	304,675,566	10,699,389	(1,013,853)
Total liabilities and stockholders' equity	$ 333,532,123	$ 21,570,673	$ 72,991